Noncontrolling Interests - Schedule of Redeemable Noncontrolling Interest (Details) - USD ($) $ in Millions	1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Redeemable Noncontrolling Interest [Line Items]
Beginning balance		$ 123.3	$ 343.6	$ 343.6
Net loss attributable to redeemable noncontrolling interests		(1.6)	(7.3)
Adjustments to redemption value		0.9	71.5
Other		93.2		93.2
Cash distributions		0.5	(1.0)
Purchase of noncontrolling interest	$ (23.4)	(23.4)	(0.6)	(194.6)	$ (55.1)	$ 0.0
Ending balance		99.7	406.2	123.3	343.6
Beginning balance		123.3	343.6	343.6	321.2	219.1
Net loss attributable to redeemable noncontrolling interests				(14.9)	(9.2)	(17.7)
Noncontrolling interests discount accretion				0.0	13.2	22.7
Adjustments to redemption value				83.4	78.4	98.6
Cash distributions				(1.0)	(6.6)	(1.5)
Ending balance				123.3	343.6	321.2
Other				(93.2)	1.7	0.0
LIONS GATE ENTERTAINMENT CORP [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning balance		123.3	343.6	343.6	321.2	219.1
Net loss attributable to redeemable noncontrolling interests		(1.6)	(4.4)	(14.9)	(9.2)	(17.7)
Noncontrolling interests discount accretion				0.0	13.2	22.7
Adjustments to redemption value		0.9	71.5	83.4	78.4	98.6
Other				(93.2)	1.7	0.0
Cash distributions				(1.0)	(6.6)	(1.5)
Purchase of noncontrolling interest		(23.4)	(0.6)	(194.6)	(55.1)	0.0
Ending balance		99.7	409.1	$ 123.3	$ 343.6	$ 321.2
Cash contributions (distributions)		$ 0.5	$ (1.0)